EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Additional Information (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ADR [Member] | Preference shares [member]
Disclosure of depositary receipts [line items]
Number of shares represented by one depositary receipt	20	20	20